Prepayments, Deposits and Other Current Assets	6 Months Ended
Jun. 30, 2024
Prepayments, Deposits and Other Current Assets [Abstract]
Prepayments, deposits and other current assets
5.	Prepayments, deposits and other current assets

Prepayments, deposits and other current assets consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Deposits to software developer	$7,858	$5,648
Prepayments to suppliers	51	11
Prepayments to potential companies	3,000	3,000
Prepaid service fee	1,000	1,000
Other current assets	72	66
Total	$11,981	$9,725

On March 9, 2023, the Company (the “Buyer”) entered into a purchase agreement (the “SPA”) with Zhou Zisu, a PRC citizen (the “Seller”), and Bounly Enterprise Limited, a proprietary company registered in HongKong (the “Target”), pursuant to which the Company agreed to purchase 100% of the equity interest of the Target. The purchase price for the Target shares will be determined after the completion of the financial due diligence. The buyer immediately pays $3 million deposit at the time of signing this agreement and the remaining shall be settled at the Closing. The deposit is refundable and should be returned to the buyer if the conditions to Closing are not met. The due diligence of the Target is still in process.

On February 10, 2023, the Company prepaid $1 million service fee to Jinhe Capital Limited (“Jinhe”) for the service of potential acquisition introduction. Jinhe helps the Company to introduce and negotiate with potential acquisition. The deposit is refundable and should be returned to the Company if the potential acquisition terminates.

On May 5, 2023, the Company made the first deposit of $$3.53million (RMB 25 million) to ZhongYi Digital Intelligence Technology Co., Ltd to purchase the ChatGPT Accounting Intelligent System; On December 15, 2023, the Company made second deposit of $2.12million (RMB 15 million) to the software developer. The software development service is in progress and anticipated to be completed by 2024.

On April 22, 2024, the Company made the first deposit of $$1.12 million (RMB 8 million) to Xiamen Zhuoyuan Educational Technology Co., Ltd to develop the AI Accounting Intelligent System; On June 27, 2024, the Company made second deposit of $1.12 million (RMB 8 million) to the software developer. The software development service is in progress and anticipated to be completed by 2024.